ACQUISITION	12 Months Ended
Dec. 31, 2017
Goldrush Resources Ltd. [Member]
Statement [Line Items]
ACQUISITION [Text Block]

4. ACQUISITION OF GOLDRUSH RESOURCES LTD.

On January 7, 2016, the Company completed the acquisition of all the outstanding common shares of Goldrush Resources Ltd. (“Goldrush”) on the basis of 0.0714 common shares in the capital of First Mining for each Goldrush share by way of a plan of arrangement under the Business Corporations Act (British Columbia) (the ”Goldrush Transaction”). The Goldrush Transaction was conducted by way of a court-approved plan of arrangement, which resulted in Goldrush becoming a wholly-owned subsidiary of First Mining. No replacement options or warrants were required as part of the Goldrush Transaction.

For accounting purposes, the acquisition of Goldrush has been recorded as an asset acquisition as Goldrush is not considered to be a business when applying the guidance within IFRS 3 Business Combinations (“IFRS 3”).

Consideration paid:

Fair value of 11,950,223 common shares issued	$4,780,089
Transaction costs incurred by the Company	101,515
Total consideration paid	$4,881,604

The fair value of identifiable assets acquired and liabilities assumed from Goldrush were as follows:

Cash	$3,446,574
Accounts and other receivables	1,077,817
Prepaid expenditures	22,745
Mineral properties (Note 12)	361,894
Accounts payable and accrued liabilities	(27,426)
Net identifiable assets acquired	$4,881,604

Clifton Star Resources Inc. [Member]
Statement [Line Items]
ACQUISITION [Text Block]

5. ACQUISITION OF CLIFTON STAR RESOURCES INC.

On April 8, 2016, the Company completed the acquisition of all the outstanding common shares of Clifton Star Resources Inc. and its subsidiaries (collectively, “Clifton”) on the basis of 1 common share in the capital of First Mining for each Clifton share by way of a plan of arrangement under the Business Corporations Act (British Columbia) (the ”Clifton Transaction”). The Clifton Transaction was conducted by way of a court-approved plan of arrangement, which resulted in Clifton becoming a wholly-owned subsidiary of First Mining.

For accounting purposes, the acquisition of Clifton has been recorded as an asset acquisition as Clifton is not considered to be a business when applying the guidance within IFRS 3.

Consideration paid:

Fair value of 48,209,962 common shares issued	$19,766,084
Fair value of options issued by the Company	528,208
Transaction costs incurred by the Company	221,975
Total consideration paid	$20,516,267

The fair value of identifiable assets acquired from Clifton were as follows:

Cash	$10,756,645
Accounts and other receivables	284,806
Prepaid expenditures	17,259
Equipment	60,153
Mineral properties (Note 12)	4,980,624
Mineral property investments (Note 13)	4,416,780
Identifiable assets acquired	$20,516,267

Clifton has a 100% interest in three mineral properties, the Duquesne, the Joutel, and the Morris gold projects. In addition, Clifton has a 10% equity interest in the shares of Beattie Gold Mines Ltd., 2699681 Canada Ltd., and 2588111 Manitoba Ltd. which directly or indirectly own various mining concessions and surface rights, collectively known as the Duparquet gold project. All properties are located within the Abitibi Greenstone Belt in Quebec. Due to the early stage of the Joutel and Morris properties, no amounts have been capitalized to mineral properties as at December 31, 2017.

Pitt Gold Property [Member]
Statement [Line Items]
ACQUISITION [Text Block]

6. ACQUISITION OF THE PITT GOLD PROPERTY

On April 28, 2016, the Company completed the acquisition of the Pitt Gold Property from Brionor Resources Inc. (“Brionor”). The aggregate purchase price was $2,047,786, satisfied through the issuance of 2,535,293 First Mining common shares to Brionor as well as $250,000 in cash.

For accounting purposes, the acquisition of the Pitt Gold Property has been recorded as an asset acquisition as the Pitt Gold Property is not considered to be a business when applying the guidance within IFRS 3.

Consideration paid:

Fair value of 2,535,293 common shares issued	1,749,352
Cash paid	250,000
Transaction costs incurred by the Company	48,434
Total consideration paid	2,047,786

The fair value of identifiable assets acquired from Brionor were as follows:

Mineral properties (Note 12)	$2,047,786
Identifiable assets acquired	2,047,786

Cameron Gold Project [Member]
Statement [Line Items]
ACQUISITION [Text Block]

7. ACQUISITION OF THE CAMERON GOLD PROJECT

On June 9, 2016, the Company completed the acquisition of Cameron Gold Operations Ltd. (”Cameron Gold”), a wholly-owned subsidiary of Chalice Gold Mines Limited (”Chalice”), which owns the Cameron Gold project located in Ontario, in exchange for 32,260,836 common shares of First Mining (the “Cameron Transaction”). The Cameron Transaction resulted in Cameron Gold Operations Ltd. becoming a wholly-owned subsidiary of First Mining.

For accounting purposes, the acquisition of Cameron Gold has been recorded as an asset acquisition as Cameron Gold is not considered to be a business when applying the guidance within IFRS 3.

Consideration paid:

Fair value of 32,260,836 common shares issued	$25,808,669
Transaction costs incurred by the Company	151,386
Total consideration paid	$25,960,055

The fair value of identifiable assets acquired and liabilities assumed from Cameron Gold were as follows:

Accounts and other receivables	$2,632
Equipment	158,231
Mineral properties (Note 12)	25,799,192
Identifiable assets acquired	$25,960,055

Tamaka Gold Corporation [Member]
Statement [Line Items]
ACQUISITION [Text Block]

8. AMALGAMATION WITH TAMAKA GOLD CORPORATION

On June 16, 2016, the Company, through a wholly-owned subsidiary, completed an amalgamation with Tamaka Gold Corp. (“Tamaka”) and received all the outstanding common shares of this privately held mineral exploration company, which owns the Goldlund project located in northwestern Ontario, in exchange for 92,475,689 common shares of First Mining (the “Tamaka Transaction”). The Tamaka Transaction was conducted by way of an amalgamation arrangement, which ultimately resulted in Tamaka becoming a wholly-owned subsidiary of First Mining.

For accounting purposes, the amalgamation with Tamaka has been recorded as an asset acquisition as Tamaka is not considered to be a business when applying the guidance within IFRS 3.

Consideration paid:

Fair value of 92,475,689 common shares issued	$69,356,767
Fair value of options issued by the Company	2,928,241
Fair value of warrants issued by the Company	8,633,830
Transaction costs incurred by the Company	2,643,915
Total consideration paid	$83,562,753

The fair value of identifiable assets acquired and liabilities assumed from Tamaka were as follows:

Cash	$40,304
Accounts and other receivables	991,453
Equipment	77,022
Mineral properties (Note 12)	86,054,930
Accounts payable	(298,956)
Debenture liability (Note 16)	(3,302,000)
Net identifiable assets acquired	$83,562,753